Related Parties - Schedule of Rights and Obligations (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Rights and Obligations [Line Items]
Accounts receivable		S/ 115
Accounts payable
Other related parties
Total accounts receivable	2,633	1,969
Total accounts payable		23
Inversiones ASPI S.A. [Member]
Schedule of Rights and Obligations [Line Items]
Accounts receivable		115
Accounts payable
Fosfatos Del Pacífico S.A. [Member]
Schedule of Rights and Obligations [Line Items]
Accounts receivable	1,885	1,409
Accounts payable		23
Compañía Minera Ares S.A.C. [Member]
Schedule of Rights and Obligations [Line Items]
Accounts receivable	350	231
Accounts payable
Fossal S.A.A. [Member]
Schedule of Rights and Obligations [Line Items]
Accounts receivable	227	126
Accounts payable
Other [Member]
Schedule of Rights and Obligations [Line Items]
Accounts receivable	171	88
Accounts payable
Other Related Parties [Member]
Schedule of Rights and Obligations [Line Items]
Accounts receivable	2,633	1,854
Accounts payable		S/ 23